Annual Operating Expenses - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio - Select Telecommunications Portfolio
	Apr. 29, 2024
Operating Expenses:
Management fee	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.77%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.